Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
Schedule of Transactions with Related Parties	Related party amounts due to or from the De Agostini Group are as follows:

	December 31,
($ in millions)	2024	2023
Trade receivables	—	—
Tax-related receivables	—	2
Trade payables	2	2
Tax-related payables	—	—